Vessels, textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Impairment losses	$ 42,323	$ 0	$ 0
Proceeds from sale of vessels	37,494
Number of vessels sold during period	4
Loss on vessels' sale	16,481	0	0
[AplSardonyxMember]
Property, Plant and Equipment [Line Items]
Impairment losses	9,697
Vessel Fair Value	9,500
[HanjinMaltaMember]
Property, Plant and Equipment [Line Items]
Contract price of vessels acquired	22,000
[PueloMember]
Property, Plant and Equipment [Line Items]
Contract price of vessels acquired	47,000
[PuconMember]
Property, Plant and Equipment [Line Items]
Contract price of vessels acquired	$ 47,000